                               HUNTINGTON FUNDS

                        Supplement dated July 27, 1999
                                      to
                         INVESTMENT SHARES PROSPECTUS
                             dated April 30, 1999

    Investors are advised that, effective immediately, Stephen M. Geis, portfolio manager of the Short/Intermediate Fixed Income Securities Fund and the Fixed Income Securities Fund, will serve as portfolio manager of the Mortgage Securities Fund and the Intermediate Government Income Fund. In addition, William G. Doughty, portfolio manager of the Ohio Tax-Free Fund, will serve as portfolio manager of the Michigan Tax-Free Fund. The qualifications of Messrs. Geis and Doughty are described on page 36 of the Prospectus.

     Investors are advised to replace the box entitled "Sales Charges and Quantity Discounts," on page 28 of the Prospectus with the following corrected version:

                     SALES CHARGES AND QUANTITY DISCOUNTS

Growth Fund                                                             Income Equity Fund
                                     Sales Charge    Sales Charge                              Sales Charge       Sales Charge
                                        as a            as a                                      as a                as a
                                     Percentage of   Percentage of                             Percentage of     Percentage of
                                        Public        Net Amount                                  Public          Net Amount
Amount of Transaction                Offering Price     Invested        Amount of Transaction  Offering Price       Invested
---------------------                --------------  -------------      ---------------------  --------------       --------
Under $100,000                            4.00%          4.17%           Under $50,000             5.50%             5.82%
$100,000-$249,999                         3.50%          3.63%           $50,000-$99,999           4.50%             4.71%
$250,000-$499,999                         2.50%          2.56%           $100,000-$249,999         3.50%             3.63%
$500,000-$749,999                         1.50%          1.52%           $250,000-$499,999         2.75%             2.83%
$750,000-$1,000,000                       0.75%          0.76%           $500,000-$1,000,000       2.00%             2.04%
Over $1,000,000                           0.25%          0.25%           Over $1,000,000           0.00%             0.00%

Mortage Securities Fund, Ohio Tax-Free Fund,         Money Market Funds
Michigan Tax-Free Fund, Fixed Income Securities
Fund and Intermediate Government                     No Sales Charges Apply
Income Fund

                                     Sales Charge    Sales Charge
                                         as a           as a
                                     Percentage of   Percentage of
                                        Public        Net Amount
Amount of Transaction                Offering Price    Invested
---------------------                --------------    --------
Under $500,000                            2.00%         2.04%
$500,000-$749,999                         1.50%         1.52%
$750,000-$999,999                         0.75%         0.76%
Over $1,000,000                           0.00%         0.00%

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE

                               HUNTINGTON FUNDS

                        Supplement dated July 27, 1999
                                      to
                            TRUST SHARES PROSPECTUS
                             dated April 30, 1999

     Investors are advised that, effective immediately, Stephen M. Geis, portfolio manager of the Short/Intermediate Fixed Income Securities Fund and the Fixed Income Securities Fund, will serve as portfolio manager of the Mortgage Securities Fund and the Intermediate Government Income Fund. In addition, William G. Doughty, portfolio manager of the Ohio Tax-Free Fund, will serve as portfolio manager of the Michigan Tax-Free Fund. The qualifications of Messrs. Geis and Doughty are described on page 36 of the Prospectus.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THEIR PROSPECTUS FOR FUTURE REFERENCE